Financial risk management and fair value measurement - Fair value measurement and hierarchy (Details) - Debentures	12 Months Ended
Aug. 31, 2022 CAD ($)
Volatility
Financial risk management and fair value measurement
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input liabilities	(5.00%)
Change in fair value of debentures by percentage of reasonably possible increase in unobservable input liabilities	$ 2,441,000
Change in fair value of debentures by percentage of reasonably possible decrease in unobservable input liabilities	$ 2,431,500
Credit spread
Financial risk management and fair value measurement
Percentage of reasonably possible increase in unobservable input liabilities	2.00%
Percentage of reasonably possible decrease in unobservable input liabilities	(2.00%)
Change in fair value of debentures by percentage of reasonably possible increase in unobservable input liabilities	$ 2,382,000
Change in fair value of debentures by percentage of reasonably possible decrease in unobservable input liabilities	$ 2,490,500